Debt Obligations, Net - Term Loan (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Debt Instrument [Line Items]
Prepayment of term loan agreement				$ 577,713	$ 58,765
Net losses on retirement of debt		$ (16,145)	$ 0	$ (16,145)	$ 0
Term Loan [Member] | Secured Debt
Debt Instrument [Line Items]
Prepayment of term loan agreement	$ 250,000
Net losses on retirement of debt	$ 15,800